SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) CAD in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 20, 2013 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 USD ($)
Discount Rate Based On Estimated Blended Rate		15.00%
Corporate Income Tax Rate		25.00%
Capital Cost Allowance Rate		20.00%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries				$ 33.0
Depreciation, Total		$ 6.0
Powell River Energy Inc [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage, Sold	50.001%
Variable Interest Entity, Percentage of Inclusion of Earnings in Consolidated Statements	100.00%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries | CAD	CAD 33.0		CAD 33.0
Purchasing Capacity Percentage	100.00%
Purchase Agreement, Output Generation Percentage	100.00%
Derecognized Percentage Of Noncontrolling Interest	50.00%